TCW Select Equities Fund

Statement of Additional Information

August 25, 2011

Acquisition of the Assets and Liabilities of the TCW Large Cap Growth Fund (a series of the TCW Funds, Inc.) 865 South Figueroa Street Suite 1800 Los Angeles, CA 90017	By and in Exchange for Shares of TCW Select Equities Fund (a series of the TCW Funds, Inc.) 865 South Figueroa Street Suite 1800 Los Angeles, CA 90017

This Statement of Additional Information is available to the shareholders of the TCW Large Cap Growth Fund (the “Large Cap Growth Fund”) in connection with a proposed transaction (the “Reorganization”) whereby all of the assets and liabilities of the Large Cap Growth Fund, a series of the TCW Funds, Inc. (the “Company”), will be transferred to the TCW Select Equities Fund (the “Select Equities Fund”) in exchange for shares of the Select Equities Fund.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated August 25, 2011 relating to the Reorganization of the Large Cap Growth Fund (the “Prospectus/Proxy Statement”) may be obtained, without charge, by writing to TCW Funds at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 or calling 1-800-FUND-TCW. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

This Statement of Additional Information consists of a cover page, Pro Forma Financial Statements of the Select Equities Fund after giving effect to the proposed Reorganization described in the Prospectus/Proxy Statement, and the following documents incorporated by reference:

1.	The Statement of Additional Information of the Large Cap Growth Fund and the Select Equities Fund dated February 28, 2011.

2.	The Financial Statements of the Large Cap Growth Fund included in the Annual Report of the Company for the year ended October 31, 2010.

3.	The Financial Statements of the Select Equities Fund included in the Annual Report of the Company for the year ended October 31, 2010.

4.	The Financial Statements of the Large Cap Growth Fund included in the Semi-Annual Report of the Company for the period ended April 30, 2011.

5.	The Financial Statements of the Select Equities Fund included in the Semi-Annual Report of the Company for the period ended April 30, 2011.

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Pro Forma Financial Statements

Shown below are unaudited pro forma financial statements for the combined Select Equities Fund, assuming the Reorganization, as more fully described in the combined Prospectus/Proxy Statement dated August 25, 2011, had been consummated as of April 30, 2011. We have estimated these pro forma numbers in good faith.

Additional information regarding the performance of the Funds is contained in Appendix B and Appendix C to the Prospectus/Proxy Statement.

The first table presents pro forma Statements of Assets and Liabilities for the combined Select Equities Fund. The second table presents pro forma Statements of Operations for the combined Select Equities Fund. The third table presents pro forma Portfolio of Investments for the combined Select Equities Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

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COMBINED TCW SELECT EQUITIES FUND

PRO FORMA

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

AS OF APRIL 30, 2011

	TCW Large Cap Growth Fund		TCW Select Equities Fund	Pro Forma Adjustment		Pro Forma Combined
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value(1)	10,841		573,012			583,853
Receivable for Securities Sold	185		—			185
Receivable for Fund Shares Sold	—		2,554			2,554
Interest and Dividends Receivable	4		52			56
Foreign Tax Reclaims Receivable	1		—			1

Total Assets	11,031		575,618			586,649

LIABILITIES
Payable for Securities Purchased	209		1,758			1,967
Payable for Fund Shares Redeemed	5		277			282
Accrued Directors’ Fees and Expenses	7		7			14
Accrued Compliance Expense	—	(2)	2			2
Accrued Management Fees	2		342			344
Accrued Distribution Fees	—	(2)	28			28
Other Accrued Expenses	28		135			163

Total Liabilities	251		2,549			2,800

NET ASSETS	10,780		573,069			583,849

NET ASSETS CONSIST OF:
Paid-in Capital	10,371		347,904			358,275
Accumulated Net Realized Gain (Loss) on Investments	(2,325)		3,931			1,606
Unrealized Appreciation of Investments	2,754		222,056			224,810
Undistributed Net Investment Income (Loss)	(20)		(822)			(842)

NET ASSETS	10,780		573,069			583,849

NET ASSETS ATTRIBUTABLE TO:
I Class Share	10,760		432,210			442,970

N Class Share	20		140,859			140,879

CAPITAL SHARES OUTSTANDING:(3)
TCW Large Cap Growth Fund
I Class Share	476,238			(476,238	)(5)	—

N Class Share	884			(884	)(6)	—

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TCW Select Equities Fund
I Class Share		22,874,528	569,625	23,444,153

N Class Share		7,801,715	1,104	7,802,819

NET ASSET VALUE PER SHARE:(4)
I Class Share	22.59	18.89		41.48

N Class Share	22.54	18.05		40.59

(1)	The identified cost for the TCW Large Cap Growth Fund and the TCW Select Equities Fund at April 30, 2011 was $8,087 and $350,956, respectively.
(2)	Amount rounds to less than $1.
(3)

The number of authorized shares, with a par value of $0.001 per share, for the TCW Large Cap Growth Fund is 2,000,000,000 shares for each of the I Class and N Class shares. The number of authorized shares, with a par value of $0.001 per share, for the TCW Select Equities Fund is 1,667,000,000 shares for each of the I Class and N Class shares.

(4)	Represents offering price and redemption price per share.
(5)

Acquisition by TCW Select Equities Fund I Class for all assets of TCW Large Cap Growth Fund I Class and issuance of TCW Select Equities Fund I Class shares in exchange for all of the outstanding shares of TCW Large Cap Growth Fund I Class.

(6)

Acquisition by TCW Select Equities Fund N Class for all assets of TCW Large Cap Growth Fund N Class and issuance of TCW Select Equities Fund N Class shares in exchange for all of the outstanding shares of TCW Large Cap Growth Fund N Class.

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COMBINED TCW SELECT EQUITIES FUND

PRO FORMA

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE TWELVE MONTHS ENDED APRIL 30, 2011

	TCW Large Cap Growth Fund		TCW Select Equities Fund		Pro Forma Adjustment		Pro Forma Combined
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	86	(1)	3,601	(2)	—		3,687
Interest	—		—	(3)	—		—

Total	86		3,601		—		3,687

Expenses:
Management Fees	67		3,849		11	(4)	3,927
Accounting Services Fees	5		78		(3	)(5)	80
Administration Fees	10		69		(9	)(5)	70
Transfer Agent Fees:
I Class	9		286		(6	)(5)	289
N Class	8		162		(6	)(5)	164
Custodian Fees	14		17		(13	)(5)	18
Professional Fees	29		44		(29	)(5)	44
Directors’ Fees and Expenses	23		23		(23	)(5)	23
Registration Fees:
I Class	5		29		(5	)(5)	29
N Class	4		12		(4	)(5)	12
Distribution Fees:
N Class	—	(3)	318				318
Compliance Expense	—	(3)	13				13
Shareholder Reporting Expense	1		4				5
Other	9		152		(3	)(5)	158

Total	184		5,056		(90)		5,150

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Less Expenses Borne by Investment Advisor:
I Class	15	—	—	15
N Class	13	—	—	13

Net Expenses	156	5,056	(90)	5,122

Net Investment Income (Loss)	(70)	(1,455)	90	(1,435)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	3,250	2,641	—	5,891
Change in Unrealized Appreciation (Depreciation) on Investments	1,400	99,169	—	100,569

Net Realized and Unrealized Gain (Loss) on Investments	4,650	101,810	—	106,460

Increase (decrease) in net assets resulting from operations	4,580	100,355	90	105,025

(1)	Net of foreign taxes withheld. Total amounts withheld for the TCW Large Cap Growth Fund was less than $1.
(2)	Net of foreign taxes withheld. Total amounts withheld for the TCW Select Equities Fund was $14.
(3)	Amount rounds to less than $1.
(4)	Management fee is expected to increase due to higher fee charged by the Acquiring Fund.
(5)	Decrease due to the elimination of duplicative expenses by merging the funds.

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COMBINED TCW SELECT EQUITIES

PORTFOLIO OF INVESTMENTS (UNAUDITED)

AS OF APRIL 30, 2011

Number of Shares					Cost			Market Value
TCW Large Cap Growth Fund	TCW Select Equities Fund	Pro Forma Combined	Common Stock	Footnote	TCW Large Cap Growth Fund	TCW Select Equities Fund	Pro Forma Combined	TCW Large Cap Growth Fund	TCW Select Equities Fund	Pro Forma Combined
			Aerospace & Defense
1,785	99,050	100,835	Precision Castparts Corp		167,863	13,922,675	14,090,538	275,818	15,305,206	15,581,024

			Air Freight & Logistics
	340,224		C.H. Robinson Worldwide Inc			15,355,471	15,355,471		27,279,160	27,279,160
	257,411		Expeditors Intl Wash Inc			9,479,200	9,479,200		13,969,695	13,969,695

			Total Air Freight & Logistics			24,834,671	24,834,671		41,248,855	41,248,855

			Auto Components
2,100			Borgwarner Inc	(1)	158,957		158,957	162,204		162,204

			Beverages
3,050			Coca Cola Co		155,408		155,408	205,753		205,753

			Capital Markets
1,085			Goldman Sachs Group Inc		184,041		184,041	163,846		163,846

	650,600		Schwab (Charles) Corp			11,796,092	11,796,092		11,912,486	11,912,486

			Total Capital Markets		184,041	11,796,092	11,980,133	163,846	11,912,486	12,076,332

			Chemicals
3,025			Air Products + Chemicals Inc		236,733		236,733	288,948		288,948
1,650			Cf Industries Holdings Inc		199,169		199,169	233,558		233,558
5,875			LyondellBasell Industries NV - Class A	(1)	214,427		214,427	261,438		261,438
2,500			Mosaic Co		133,490		133,490	187,150		187,150
	176,300		Praxair Inc			14,524,156	14,524,156		18,761,846	18,761,846

			Total Chemicals		783,819	14,524,156	15,307,976	971,093	18,761,846	19,732,939

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			Communications Equipment
3,925			JDS Uniphase Corp	(1)	103,184		103,184	81,797		81,797
7,150	556,708	563,858	Qualcomm Inc		293,612	17,816,886	18,110,499	406,406	31,643,283	32,049,689

			Total Communications Equipment		396,796	17,816,886	18,213,682	488,203	31,643,283	32,131,486

			Computers & Peripherals
2,230	101,430	103,660	Apple Inc	(1)	356,300	13,424,422	13,780,722	776,553	35,320,969	36,097,522
9,350			EMC Corp	(1)	190,867		190,867	264,979		264,979

			Total Computers & Peripherals		547,167	13,424,422	13,971,589	1,041,532	35,320,969	36,362,501

			Electrical Equipment
	176,772		Rockwell Automation Inc			5,933,749	5,933,749		15,402,144	15,402,144

			Energy Equipment & Services
4,425			Cameron International Corp	(1)	177,333		177,333	233,286		233,286
4,690	365,408	370,098	FMC Technologies Inc	(1)	89,288	6,426,236	6,515,524	217,991	16,984,164	17,202,155
5,225			Halliburton Co		191,382		191,382	263,758		263,758
	161,665		Oceaneering Intl Inc	(1)		10,999,164	10,999,164		14,132,754	14,132,754
	247,316		Schlumberger Ltd			15,616,733	15,616,733		22,196,611	22,196,611

			Total Energy Equipment & Services		458,003	33,042,133	33,500,136	715,035	53,313,529	54,028,564

			Food & Staples Retailing
	148,424		Costco Wholesale Corp			10,284,033	10,284,033		12,010,470	12,010,470
	152,050		CVS Caremark Corp			5,254,620	5,254,620		5,510,292	5,510,292

			Total Food & Staples Retailing			15,538,653	15,538,653		17,520,762	17,520,762

SAI-8

		Food Products
	223,600	Mead Johnson Nutrition Co			12,893,252	12,893,252		14,954,368	14,954,368

		Health Care Equipment & Supplies
	41,069	Intuitive Surgical Inc	(1)		11,228,402	11,228,402		14,361,829	14,361,829
	270,127	Varian Medical Systems Inc	(1)		10,312,976	10,312,976		18,962,915	18,962,915

		Total Health Care Equipment & Supplies			21,541,378	21,541,378		33,324,744	33,324,744

		Health Care Providers & Services
11,700		Express Scripts Inc	(1)	408,300		408,300	663,858		663,858
7,190		Medco Health Solutions Inc	(1)	341,860		341,860	426,583		426,583
2,275		UnitedHealth Group Inc		107,956		107,956	111,998		111,998

		Total Health Care Providers & Services		858,116		858,116	1,202,439		1,202,439

		Health Care Technology
	174,883	Cerner Corp	(1)		8,135,389	8,135,389		21,017,439	21,017,439

		Hotels, Restaurants & Leisure
3,275		Starbucks Corp		107,083		107,083	118,522		118,522
2,650		Starwood Hotels & Resorts		123,301		123,301	157,861		157,861
975		Wynn Resorts Ltd	(1)	54,895		54,895	143,471		143,471

		Total Hotels, Restaurants & Leisure		285,279		285,279	419,854		419,854

		Industrial Conglomerates
4,450		Textron Inc		82,435		82,435	116,145		116,145

SAI-9

			Insurance
	178,200		ACE Ltd			9,359,198	9,359,198		11,983,950	11,983,950
5,400			Aflac Inc		166,562		166,562	303,426		303,426

			Total Insurance		166,562	9,359,198	9,525,760	303,426	11,983,950	12,287,376

			Internet & Catalog Retail
	109,910		Amazon.com Inc	(1)		3,861,669	3,861,669		21,597,315	21,597,315
	31,700		Priceline.com Inc	(1)		6,652,563	6,652,563		17,340,217	17,340,217

			Total Internet & Catalog Retail			10,514,232	10,514,232		38,937,532	38,937,532

			Internet Software & Services
1,000	97,600	98,600	Baidu Inc - Sponsor ADR	(1)	105,072	12,548,774	12,653,846	148,520	14,495,552	14,644,072
1,375			Equinix Inc	(1)	130,855		130,855	138,408		138,408
595	45,979	46,574	Google Inc - Class A	(1)	281,418	10,001,085	10,282,503	323,740	25,017,174	25,340,914

			Total Internet Software & Services		517,345	22,549,859	23,067,204	610,668	39,512,726	40,123,394

			IT Services
2,075	239,646	241,721	Cognizant Tech Solutions - Class A	(1)	126,604	8,532,128	8,658,731	172,018	19,866,653	20,038,671
905			MasterCard Inc - Class A		199,354		199,354	249,680		249,680
2,025			Teradata Corp	(1)	109,885		109,885	113,238		113,238
	152,206		Visa Inc - Class A			6,752,540	6,752,540		11,890,333	11,890,333

			Total IT Services		435,843	15,284,668	15,720,511	534,936	31,756,986	32,291,922

			Life Sciences Tools & Services
	282,209		Life Technologies Corp	(1)		9,910,497	9,910,497		15,577,937	15,577,937

			Machinery
2,855			Cummins Inc		130,556		130,556	343,114		343,114
3,070			Danaher Corp		117,758		117,758	169,587		169,587

SAI-10

1,385		Flowserve Corp		122,387		122,387	175,369		175,369
3,100		Paccar Inc		159,372		159,372	164,641		164,641

		Total Machinery		530,073		530,073	852,711		852,711

		Metals & Mining
	196,600	Silver Wheaton Corp			6,947,716	6,947,716		7,985,892	7,985,892
3,275		Teck Resources Ltd - Class B	(1)	136,502		136,502	177,669		177,669

		Total Metals & Mining		136,502	6,947,716	7,084,218	177,669	7,985,892	8,163,561

		Multiline Retail
3,100		Dollar Tree Inc	(1)	130,012		130,012	178,250		178,250

		Oil, Gas & Consumable Fuels
8,200		Denbury Resources Inc	(1)	139,515		139,515	185,074		185,074
2,450		InterOil Corp	(1)	187,060		187,060	155,820		155,820
	184,800	Occidental Petroleum Corp			11,406,220	11,406,220		21,120,792	21,120,792
2,075		Pioneer Natural Resources Co		207,551		207,551	212,127		212,127

		Total Oil, Gas & Consumable Fuels		534,126	11,406,220	11,940,346	553,021	21,120,792	21,673,813

		Pharmaceuticals
	214,300	Allergan Inc			8,633,355	8,633,355		17,049,708	17,049,708
	242,100	Teva Pharmaceutical Industries Ltd - Sponsor ADR			14,141,558	14,141,558		11,071,233	11,071,233

		Total Pharmaceuticals			22,774,913	22,774,913		28,120,941	28,120,941

		Professional Services
4,775		Robert Half International Inc		137,251		137,251	144,826		144,826

SAI-11

			Road & Rail
2,075			Kansas City Southern	(1)	96,842		96,842	120,578		120,578
1,100			Union Pacific Corp		96,891		96,891	113,817		113,817

			Total Road & Rail		193,733		193,733	234,395		234,395

			Semiconductors & Semiconductor Equipment
6,075	348,700	354,775	ARM Holdings PLC - Sponsor ADR		155,201	9,637,659	9,792,860	191,120	10,970,102	11,161,222

			Software
	133,937		Salesforce.com Inc	(1)		3,837,870	3,837,870		18,563,668	18,563,668
2,585			VMware Inc - Class A	(1)	212,876		212,876	246,687		246,687

			Total Software		212,876	3,837,870	4,050,746	246,687	18,563,668	18,810,355

			Specialty Retail
3,180			Guess? Inc		125,667		125,667	136,708		136,708
3,415			Lowe’s Cos Inc		60,967		60,967	89,644		89,644

			Total Specialty Retail		186,634	—	186,634	226,352		226,352

			Tobacco
3,975			Philip Morris International Inc		195,753		195,753	276,024		276,024

			Wireless Telecommunication Services
5,975	436,232	442,207	American Tower Corp - Class A	(1)	240,318	19,392,997	19,633,315	312,552	22,819,296	23,131,848

			Total Common Stock		7,850,113	335,019,285	342,869,398	10,604,560	557,075,454	567,680,014

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Principal Amount			Short Term Investments
$236,493	$15,936,597	$16,173,090	Repurchase Agreement, State Street Bank & Trust company, 0.01%, due 05/02/11	236,493	15,936,597	16,173,090	236,493	15,936,597	16,173,090

			Total Investments	$8,086,606	$350,955,882	$359,042,488	10,841,053	573,012,051	583,853,104

			Liabilities in Excess of Other Assets				(60,910)	57,397	(3,513)

			Net Assets				$10,780,143	$573,069,448	$583,849,591

Footnotes:

(1)	Non-income producing security.

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Combined Select Equities Fund

Notes to Pro Form Financial Statements

(Unaudited)

Note 1 – Basis of Combination

The unaudited Pro Forma Combined Schedule of Investments, Pro Forma Combined Statements of Assets and Liabilities and Pro Forma Combined Statement of Operations reflect the accounts of the Large Cap Growth Fund and Select Equities Fund (the “Funds”) at and for twelve months ended April 30, 2011. These statements have been derived from the Funds’ books and records utilized in calculated daily net asset value at April 30, 2011.

The pro forma statements give effect to the proposed transfer of assets and assumption of liabilities of the Large Cap Growth Fund in exchange for shares of the Select Equities Fund. In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods for the Large Cap Growth Fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization.

The Pro Forma Combined Schedule of Investments, Pro Forma Combined Statements of Assets and Liabilities and Pro Forma Combined Statement of Operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price, as furnished by independent pricing services.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

SAI-14

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SAI-15

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

The Funds had all investments at Level 1 and all short-term investments at Level 2 as of April 30, 2011.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the twelve months ended April 30, 2011.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities at April 30, 2011.

SAI-16